Intangible Assets, Net	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net

Note 8. Intangible Assets, Net

Carrying values and estimated useful lives of intangible assets as of December 31, 2016, consisted of the following (in thousands):

	Estimated Useful Life	Cost	Accumulated Amortization	Net
Patents	13 years	$2,000	$(1,885)	$115
Trademarks	Indefinite	150	—	150

		$2,150	$(1,885)	$265

Carrying values and estimated useful lives of intangible assets as of December 31, 2015, consisted of the following (in thousands):

	Estimated Useful Life	Cost	Accumulated Amortization	Net
Patents	13 years	$2,000	$(1,731)	$269
Customer agreements	3 years 9 months	2,328	(2,328)	—
Trademarks	Indefinite	150	—	150

		$4,478	$(4,059)	$419

The weighted-average remaining amortization period for the Company’s amortizable intangible assets is approximately 0.7 years and thus the amortizable intangible assets will be fully-amortized by December 31, 2017. During the years ended December 31, 2016, 2015 and 2014, the Company recorded amortization expense of $0.2 million, $0.8 million and $0.8 million, respectively.